Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity attributable to common shareholders:
Common shares, par value (in dollars per share)	$ 0.20	$ 0.20
Common shares, shares authorized	1,050.0	1,050.0
Common shares, shares issued	490.4	490.4